UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 29.5%
$500,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp. 8.625%, 10/15/20201	$537,500
	Chesapeake Energy Corp.
650,000	6.875%, 8/15/20181	669,500
650,000	6.625%, 8/15/20201	667,875
875,000	EQT Corp. 4.875%, 11/15/20211	922,196
275,000	Plains Exploration & Production Co. 7.625%, 4/1/20201	299,750
275,000	QEP Resources, Inc. 6.875%, 3/1/20211	310,750
700,000	Range Resources Corp. 7.250%, 5/1/20181	742,000
1,000,000	Sunoco, Inc. 5.750%, 1/15/20171	1,109,971
850,000	Teekay Corp. 8.500%, 1/15/20201	885,062
900,000	Tesoro Corp. 6.500%, 6/1/20171	930,375
520,000	Williams Cos., Inc. 8.750%, 3/15/20321	715,534

	TOTAL CORPORATE BONDS (Cost $7,566,427)	7,790,513

Number of Shares		Value

	COMMON STOCKS – 44.6%
	ENERGY – 38.7%
6,240	ConocoPhillips	354,370
64,180	Enbridge Energy Management LLC	1,997,909
15,675	EQT Corp.	845,823
10,533	Kinder Morgan Management LLC	780,686
54,466	Kinder Morgan, Inc.	1,948,249
8,000	Pioneer Natural Resources Co.	778,880
16,710	Spectra Energy Corp.	472,225
19,025	Targa Resources Corp.	861,262
11,780	Teekay Offshore Partners LP	334,434
20,030	TransCanada Corp.	902,752
29,620	Williams Cos., Inc.	955,837

	TOTAL ENERGY (Cost $9,441,040)	10,232,427

	MATERIALS – 0.3%
7,750	U.S. Silica Holdings, Inc.*	92,225

	TOTAL MATERIALS (Cost $95,504)	92,225

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 5.6%
10,210	CenterPoint Energy, Inc.	$208,182
3,750	National Fuel Gas Co.	187,125
16,750	NiSource, Inc.	407,695
15,235	ONEOK, Inc.	678,414

	TOTAL UTILITIES (Cost $1,406,911)	1,481,416

	TOTAL COMMON STOCKS (Cost $10,943,455)	11,806,068

	MASTER LIMITED PARTNERSHIPS – 22.6%
4,550	Copano Energy LLC	139,639
18,075	Crestwood Midstream Partners LP - Class C2	434,744
20,455	DCP Midstream Partners LP	882,429
30,820	Energy Transfer Equity LP	1,354,539
12,005	Enterprise Products Partners LP	641,067
6,725	EV Energy Partner LP	422,128
5,350	Hi-Crush Partners LP	104,111
9,250	Inergy LP	199,430
6,900	MarkWest Energy Partners LP	366,390
5,375	Oiltanking Partners LP	197,692
3,030	Plains All American Pipeline LP	262,186
4,050	TC PipeLines LP	183,951
2,250	Tesoro Logistics LP	98,032
2,425	TransMontaigne Partners LP	88,610
7,560	Western Gas Partners LP	360,990
4,460	Williams Partners LP	230,047

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,909,753)	5,965,985

Number of Contracts		Value

	WARRANTS – 0.2%
21,580	Kinder Morgan, Inc. Exercise Price: $40, Expiration Date: February 15, 2017	67,977

	TOTAL WARRANTS (Cost $27,204)	67,977

FAMCO MLP & Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.2%
836,623	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%3	836,623

	TOTAL SHORT-TERM INVESTMENTS (Cost $836,623)	836,623

	TOTAL INVESTMENTS – 100.1% (Cost $24,283,462)	26,467,166
	Liabilities in Excess of Other Assets – (0.1)%	(34,581)

	TOTAL NET ASSETS – 100.0%	$26,432,585

Number of Contracts		Value

	SECURITIES SOLD SHORT – (0.4)%
	WRITTEN OPTION CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
(55)	ConocoPhillips Exercise Price: $60, Expiration Date: November 17, 2012	$(3,080)
(120)	EQT Corp. Exercise Price: $60, Expiration Date: December 22, 2012	(13,200)
(35)	National Fuel Gas Co. Exercise Price: $55, Expiration Date: October 20, 2012	(1,662)
(146)	ONEOK, Inc. Exercise Price: $45, Expiration Date: October 20, 2012	(14,600)
(65)	Pioneer Natural Resources Co. Exercise Price: $100, Expiration Date: September 22, 2012	(14,300)
(195)	TransCanada Corp. Exercise Price: $45, Expiration Date: November 17, 2012	(23,400)
(290)	Williams Cos., Inc. Exercise Price: $33, Expiration Date: November 17, 2012	(38,860)

	TOTAL CALL OPTIONS (Proceeds $(76,969))	(109,102)
	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $(76,969))	(109,102)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(76,969))	(109,102)

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.

1 Callable.

2 Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Security fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.64% of net assets.

3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Infrastructure Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation and current income. The Fund commenced investment operations on September 9, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$24,376,087

Gross unrealized appreciation	2,298,982
Gross unrealized depreciation	(317,005)

Net unrealized appreciation	$1,981,977

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

	Level 1	Level 2	Level 32	Total
Assets
Investments
Corporate Bonds	$-	$7,790,513	$-	$7,790,513
Common Stocks
Energy	10,232,427	-	-	10,232,427
Materials	92,225	-	-	92,225
Utilities	1,481,416	-	-	1,481,416
Master Limited Partnerships	5,531,241	434,744	-	5,965,985
Warrants	67,977	-	-	67,977
Short-Term Investments	836,623	-	-	836,623
Total Assets	$18,241,909	$8,225,257	$-	$26,467,166

Liabilities
Other Financial Instruments1
Written Options Contracts	$(109,102)	$-	$-	$(109,102)
Total Liabilities	$(109,102)	$-	$-	$(109,102)

1 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

2 The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 23.6%
$2,350,000	Arch Coal, Inc. 7.250%, 10/1/20201	$2,126,750
2,500,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp. 8.625%, 10/15/20201	2,687,500
	Chesapeake Energy Corp.
550,000	6.875%, 8/15/20181	566,500
4,720,000	6.625%, 8/15/20201	4,849,800
2,000,000	Denbury Resources, Inc. 8.250%, 2/15/20201	2,280,000
	EQT Corp.
1,700,000	8.125%, 6/1/20191	2,050,445
2,950,000	4.875%, 11/15/20211	3,109,117
1,000,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/20181, 2	1,071,436
2,225,000	Plains Exploration & Production Co. 7.625%, 4/1/20201	2,425,250
	QEP Resources, Inc.
1,000,000	6.800%, 4/1/20181	1,095,000
2,800,000	6.875%, 3/1/20211	3,164,000
	Quicksilver Resources, Inc.
3,000,000	8.250%, 8/1/20151	2,857,500
700,000	11.750%, 1/1/20161	686,000
	Range Resources Corp.
1,900,000	7.250%, 5/1/20181	2,014,000
1,000,000	5.000%, 8/15/20221	1,041,250
865,000	Sonat, Inc. 7.000%, 2/1/20181	938,056
2,000,000	Sunoco, Inc. 5.750%, 1/15/20171	2,219,942
4,025,000	Teekay Corp. 8.500%, 1/15/20201	4,191,031
2,600,000	Tesoro Corp. 6.500%, 6/1/20171	2,687,750
934,000	Williams Cos., Inc. 8.750%, 3/15/20321	1,285,209

	TOTAL CORPORATE BONDS (Cost $42,621,759)	43,346,536

Number of Shares		Value

	COMMON STOCKS – 43.9%
	ENERGY – 38.3%
41,175	ConocoPhillips	2,338,328
423,127	Enbridge Energy Management LLC	13,171,932
103,290	EQT Corp.	5,573,528

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
69,407	Kinder Morgan Management LLC	$5,144,421
419,050	Kinder Morgan, Inc.	14,989,418
52,770	Pioneer Natural Resources Co.	5,137,687
148,425	Spectra Energy Corp.	4,194,491
125,365	Targa Resources Corp.	5,675,274
74,858	Teekay Offshore Partners LP	2,125,219
126,830	TransCanada Corp.	5,716,228
191,170	Williams Cos., Inc.	6,169,056

	TOTAL ENERGY (Cost $67,563,673)	70,235,582

	MATERIALS – 0.3%
53,450	U.S. Silica Holdings, Inc.*	636,055

	TOTAL MATERIALS (Cost $658,679)	636,055

	UTILITIES – 5.3%
65,315	CenterPoint Energy, Inc.	1,331,773
23,860	National Fuel Gas Co.	1,190,614
110,400	NiSource, Inc.	2,687,136
100,440	ONEOK, Inc.	4,472,593

	TOTAL UTILITIES (Cost $9,214,547)	9,682,116

	TOTAL COMMON STOCKS (Cost $77,436,899)	80,553,753

	MASTER LIMITED PARTNERSHIPS – 20.9%
37,480	Copano Energy LLC	1,150,261
4,521	Crestwood Midstream Partners LP - Class C2, 3	108,740
106,054	DCP Midstream Partners LP	4,575,170
203,225	Energy Transfer Equity LP	8,931,739
84,675	Enterprise Products Partners LP	4,521,645
45,715	EV Energy Partner LP	2,869,531
36,750	Hi-Crush Partners LP	715,155
59,880	Inergy LP	1,291,013
64,905	MarkWest Energy Partners LP	3,446,455
34,150	Oiltanking Partners LP	1,256,037
19,500	Plains All American Pipeline LP	1,687,335
51,920	TC PipeLines LP	2,358,206
14,320	Tesoro Logistics LP	623,922
15,425	TransMontaigne Partners LP	563,630
58,195	Western Gas Partners LP	2,778,811
28,270	Williams Partners LP	1,458,167

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $33,460,613)	38,335,817

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Contracts		Value

	WARRANTS – 0.2%
125,107	Kinder Morgan, Inc. Exercise Price: $40, Expiration Date: February 15, 2017	$394,087

	TOTAL WARRANTS (Cost $159,781)	394,087

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 11.5%
21,134,594	Fidelity Institutional Money Market - Treasury Only Portfolio, 0.01%4	21,134,594

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,134,594)	21,134,594

	TOTAL INVESTMENTS – 100.1% (Cost $174,813,646)	183,764,787
	Liabilities in Excess of Other Assets – (0.1)%	(250,214)

	TOTAL NET ASSETS – 100.0%	$183,514,573

Number of Contracts		Value

	SECURITIES SOLD SHORT – (0.4)%
	WRITTEN OPTION CONTRACTS – (0.4)%
	CALL OPTIONS – (0.4)%
(405)	ConocoPhillips Exercise Price: $60, Expiration Date: November 17, 2012	(22,680)
(900)	EQT Corp. Exercise Price: $60, Expiration Date: December 22, 2012	(99,000)
(230)	National Fuel Gas Co. Exercise Price: $55, Expiration Date: October 20, 2012	(10,925)
(990)	ONEOK, Inc. Exercise Price: $45, Expiration Date: October 20, 2012	(99,000)
(400)	Pioneer Natural Resources Co. Exercise Price: $100, Expiration Date: September 22, 2012	(88,000)
(1,250)	TransCanada Corp. Exercise Price: $45, Expiration Date: November 17, 2012	(150,000)
(1,850)	Williams Cos., Inc. Exercise Price: $33, Expiration Date: November 17, 2012	(247,900)

	TOTAL CALL OPTIONS (Proceeds $(523,419))	(717,505)
	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $(523,419))	(717,505)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(523,419))	(717,505)

FAMCO MLP & Energy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership

* Non-income producing security.

1 Callable.

2 144a restricted security.  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3 Illiquid security. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.06% of net assets.

4 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
The FAMCO MLP & Energy Income Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund primarily seeks current income and secondarily seeks long-term capital appreciation.  The Fund commenced investment operations on December 27, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Master Limited Partnerships
An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock.  Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.  The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk
The focus of the Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

the Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or to hedge against declines in the prices of portfolio securities. In addition, the Fund may write put options to hedge against increases in the prices of securities which it intends to purchase. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At August 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$175,372,383

Gross unrealized appreciation	9,795,393
Gross unrealized depreciation	(2,120,494)

Net unrealized appreciation	$7,674,899

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

FAMCO MLP & Energy Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

	Level 1	Level 2	Level 32	Total
Assets
Investments
Corporate Bonds	$-	$43,346,536	$-	$43,346,536
Common Stocks
Energy	70,235,582	-	-	70,235,582
Materials	636,055	-	-	636,055
Utilities	9,682,116	-	-	9,682,116
Master Limited Partnerships	38,227,077	108,740	-	38,335,817
Warrants	394,087	-	-	394,087
Short-Term Investments	21,134,594	-	-	21,134,594
Total Assets	$140,309,511	$43,455,276	$-	$183,764,787

Liabilities
Other Financial Instruments1
Written Options Contracts	$(717,505)	$-	$-	$(717,505)
Total Liabilities	$(717,505)	$-	$-	$(717,505)

1 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.

2 The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	October 26, 2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	October 26, 2012

* Print the name and title of each signing officer under his or her signature.